Schedule of revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disaggregation of Revenue [Line Items]
Consultancy services	$ 7,205,749	$ 7,370,545	$ 5,755,641
Total	7,205,749	7,370,545	5,755,641
Substructure Services [Member]
Disaggregation of Revenue [Line Items]
Consultancy services	7,205,749	7,370,545	5,674,872
Total	7,205,749	7,370,545	5,674,872
Consultancy Services [Member]
Disaggregation of Revenue [Line Items]
Consultancy services			80,769
Total			$ 80,769